Related parties (Tables)	6 Months Ended
Jun. 30, 2019
Related parties
Schedule of related party transactions

	Millions of euros
	06-30-2019
Expenses and income	Significant shareholders	Directors and executives	Individuals, Group companies or entities	Other related parties	Total

Expenses:
Finance costs	—	—	1	—	1
Leases	—	—	—	—	—
Services received	—	—	—	—	—
Purchases of stocks	—	—	—	—	—
Other expenses	—	—	13	—	13
	—	—	14	—	14
Income:
Finance income	—	—	46	—	46
Dividends received	—	—	—	—	—
Services rendered	—	—	—	—	—
Sale of stocks	—	—	—	—	—
Other income	—	—	490	—	490
	—	—	536	—	536

	Millions of euros
	06-30-2019
Other transactions	Significant shareholders	Directors and executives	Individuals, Group companies or entities	Other related parties	Total

Financing agreements: loans and capital contributions (lender)	—	—	617	(6)	611
Financing agreements: loans and capital contributions (borrower)	—	—	289	12	301
Guarantees provided	—	—	(21)	—	(21)
Guarantees received	—	—	—	—	—
Commitments acquired	—	—	75	(24)	51
Dividends and other distributed profit	—	5	—	20	25
Other transactions	—	—	—	—	—

	Millions of euros
	06-30-2019
Balance closing period	Significant shareholders	Directors and executives	Individuals, Group companies or entities	Other related parties	Total

Debt balances:
Customers and commercial debtors	—	—	—	—	—
Loans and credits granted	—	24	7,688	61	7,773
Other collection rights	—	—	515	17	532
	—	24	8,203	78	8,305
Credit balances:
Suppliers and creditors granted	—	—	—	—	—
Loans and credits received	—	35	2,222	77	2,334
Other payment obligations	—	—	42	—	42
	—	35	2,264	77	2,376

	Millions of euros
	06-30-2018
Expenses and income	Significant shareholders	Directors and executives	Individuals, Group companies or entities	Other related parties	Total

Expenses:
Finance costs	—	—	1	1	2
Leases	—	—	—	—	—
Services received	—	—	—	—	—
Purchases of stocks	—	—	—	—	—
Other expenses	—	—	47	—	47
	—	—	48	1	49
Income:
Finance income	—	—	33	6	39
Dividends received	—	—	—	—	—
Services rendered	—	—	—	—	—
Sale of stocks	—	—	—	—	—
Other income	—	—	437	14	451
	—	—	470	20	490

	Millions of euros
	06-30-2018
Other transactions	Significant shareholders	Directors and executives	Individuals, Group companies or entities	Other related parties	Total

Financing agreements: loans and capital contributions (lender)	—	1	324	(164)	161
Financing agreements: loans and capital contributions (borrower)	—	2	(251)	335	86
Guarantees provided	—	—	—	31	31
Guarantees received	—	—	—	—	—
Commitments acquired	—	—	75	(2)	73
Dividends and other distributed profit	—	4	—	18	22
Other transactions	—	—	9	220	229